Guarantor statements (Audited) - Balance Sheet (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	[2]	Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Non-current assets
Goodwill and intangible assets	[1]	€ 31,029		€ 29,493
Deferred tax assets		1,336		1,152	[2]	€ 1,118
Total non-current assets		48,376		45,633	[2]	45,078
Current assets
Trade and other current receivables		6,695		6,482	[2]	5,219
Current tax assets		397		472	[2]	488
Current assets		16,430		15,478	[2]	16,980
Total assets		64,806		61,111	[2]	62,058
Current liabilities
Financial liabilities		4,691	[3],[4]	3,613	[2],[3],[4]	8,378
Trade payables and other current liabilities		14,768		14,457	[2]	13,426
Current tax liabilities		898		1,445	[2]	1,088
Total current liabilities		20,978		20,150	[2]	23,587
Non-current liabilities
Financial liabilities		23,566	[3],[4]	23,125	[2],[3],[4]	18,039
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		1,157		1,209	[2]	1,225
Unfunded schemes		1,461		1,393	[2]	1,509
Total non current liabilities		29,942		28,844	[2]	24,273
Total liabilities		50,920		48,994	[2]	47,860
Shareholders' equity		13,192		11,397	[2]	13,440
Non-controlling interests		694		720	[2]	758
Total equity		13,886		12,117	[2]	14,198		€ 14,198		€ 16,773
Total liabilities and equity		64,806		61,111	[2]	62,058
Unilever Capital Corporation Subsidiary Issuer [member]
Non-current assets
Amounts due from group companies		15,335		17,211	[2]	17,132
Total non-current assets		15,335		17,211	[2]	17,132
Current assets
Other current assets		81		6	[2]
Current assets		81		6	[2]
Total assets		15,416		17,217	[2]	17,132
Current liabilities
Financial liabilities		2,435		2,381	[2]	2,420
Amounts due to group companies		2,775		4,895	[2]	6,964
Trade payables and other current liabilities		89		96	[2]	65
Total current liabilities		5,299		7,372	[2]	9,449
Non-current liabilities
Financial liabilities		9,789		9,525	[2]	7,377
Pensions and post-retirement healthcare liabilities:
Total non current liabilities		9,789		9,525	[2]	7,377
Total liabilities		15,088		16,897	[2]	16,826
Shareholders' equity		328		320	[2]	306
Total equity		328		320	[2]	306
Total liabilities and equity		15,416		17,217	[2]	17,132
Unilever Parent Entities [member]
Non-current assets
Goodwill and intangible assets	[5]	3,141		3,058	[2]	2,143
Deferred tax assets						90	[5]
Other non-current assets	[5]	2		43	[2]	33
Amounts due from group companies	[5]	10,602		10,379	[2]	7,099
Net assets of subsidiaries (equity accounted)	[5]	21,193		22,125	[2]	35,744
Total non-current assets	[5]	34,938		35,605	[2]	45,109
Current assets
Amounts due from group companies	[5]	15,257		11,883	[2]	6,119
Trade and other current receivables	[5]	153		156	[2]	51
Current tax assets	[5]	18		15	[2]	57
Other current assets	[5]			7	[2]	39
Current assets	[5]	15,428		12,061	[2]	6,266
Total assets	[5]	50,366		47,666	[2]	51,375
Current liabilities
Financial liabilities	[5]	1,049		35	[2]	4,690
Amounts due to group companies	[5]	24,469		25,010	[2]	25,457
Trade payables and other current liabilities	[5]	356		327	[2]	215
Other current liabilities	[5]			2	[2]	5
Total current liabilities	[5]	25,874		25,374	[2]	30,367
Non-current liabilities
Financial liabilities	[5]	11,009		10,787	[2]	7,594
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	[5]	2		7	[2]	8
Unfunded schemes	[5]	83		87	[2]	93
Other non-current liabilities	[5]	325		141	[2]	5
Total non current liabilities	[5]	11,419		11,022	[2]	7,700
Total liabilities	[5]	37,293		36,396	[2]	38,067
Shareholders' equity	[5]	13,073		11,270	[2]	13,308
Total equity	[5]	13,073		11,270	[2]	13,308
Total liabilities and equity	[5]	50,366		47,666	[2]	51,375
Unilever United States Inc Subsidiary Guarantor [member]
Non-current assets
Deferred tax assets				13	[2]	57
Other non-current assets		1		2	[2]	2
Net assets of subsidiaries (equity accounted)		24,514		22,427	[2]	21,532
Total non-current assets		24,515		22,442	[2]	21,591
Current assets
Amounts due from group companies		822		5,413	[2]	5,318
Trade and other current receivables		7		4	[2]	3
Current tax assets						9
Current assets		829		5,417	[2]	5,330
Total assets		25,344		27,859	[2]	26,921
Current liabilities
Financial liabilities		0		2	[2]	1
Amounts due to group companies		1,555		3,127	[2]	24
Trade payables and other current liabilities		16		15	[2]	11
Current tax liabilities		9		72	[2]
Other current liabilities		5
Total current liabilities		1,585		3,216	[2]	36
Non-current liabilities
Amounts due to group companies		11,325		13,290	[2]	14,517
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		127		136	[2]	103
Unfunded schemes		376		388	[2]	439
Other non-current liabilities		6		1	[2]	1
Total non current liabilities		11,834		13,815	[2]	15,060
Total liabilities		13,419		17,031	[2]	15,096
Shareholders' equity		11,925		10,828	[2]	11,825
Total equity		11,925		10,828	[2]	11,825
Total liabilities and equity		25,344		27,859	[2]	26,921
Non-guarantor Subsidiaries [member]
Non-current assets
Goodwill and intangible assets		27,888		26,435	[2]	26,258
Deferred tax assets		1,336		1,139	[2]	971
Other non-current assets		16,008		14,943	[2]	15,524
Total non-current assets		45,232		42,517	[2]	42,753
Current assets
Amounts due from group companies		28,799		33,032	[2]	32,445
Trade and other current receivables		6,535		6,322	[2]	5,165
Current tax assets		379		457	[2]	422
Other current assets		9,257		8,511	[2]	11,234
Current assets		44,970		48,322	[2]	49,266
Total assets		90,202		90,839	[2]	92,019
Current liabilities
Financial liabilities		1,207		1,195	[2]	1,267
Amounts due to group companies		16,079		17,296	[2]	11,437
Trade payables and other current liabilities		14,307		14,019	[2]	13,135
Current tax liabilities		889		1,373	[2]	1,088
Other current liabilities		616		633	[2]	690
Total current liabilities		33,098		34,516	[2]	27,617
Non-current liabilities
Financial liabilities		2,768		2,813	[2]	3,068
Amounts due to group companies		14,612		14,300	[2]	9,714
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		1,028		1,066	[2]	1,114
Unfunded schemes		1,002		918	[2]	977
Other non-current liabilities		3,427		2,975	[2]	3,494
Total non current liabilities		22,837		22,072	[2]	18,367
Total liabilities		55,935		56,588	[2]	45,984
Shareholders' equity		33,573		33,531	[2]	45,277
Non-controlling interests		694		720	[2]	758
Total equity		34,267		34,251	[2]	46,035
Total liabilities and equity		90,202		90,839	[2]	92,019
Unilever Group [member]
Non-current assets
Goodwill and intangible assets		31,029		29,493	[2]	28,401
Deferred tax assets		1,336		1,152	[2]	1,118
Other non-current assets		16,011		14,988	[2]	15,559
Total non-current assets		48,376		45,633	[2]	45,078
Current assets
Trade and other current receivables		6,695		6,482	[2]	5,219
Current tax assets		397		472	[2]	488
Other current assets		9,338		8,524	[2]	11,273
Current assets		16,430		15,478	[2]	16,980
Total assets		64,806		61,111	[2]	62,058
Current liabilities
Financial liabilities		4,691		3,613	[2]	8,378
Trade payables and other current liabilities		14,768		14,457	[2]	13,426
Current tax liabilities		898		1,445	[2]	1,088
Other current liabilities		621		635	[2]	695
Total current liabilities		20,978		20,150	[2]	23,587
Non-current liabilities
Financial liabilities		23,566		23,125	[2]	18,039
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		1,157		1,209	[2]	1,225
Unfunded schemes		1,461		1,393	[2]	1,509
Other non-current liabilities		3,758		3,117	[2]	3,500
Total non current liabilities		29,942		28,844	[2]	24,273
Total liabilities		50,920		48,994	[2]	47,860
Shareholders' equity		13,192		11,397	[2]	13,440
Non-controlling interests		694		720	[2]	758
Total equity		13,886		12,117	[2]	14,198
Total liabilities and equity		64,806		61,111	[2]	62,058
Eliminations [member]
Non-current assets
Amounts due from group companies		(25,937)		(27,590)	[2]	(24,231)
Net assets of subsidiaries (equity accounted)		(45,707)		(44,552)	[2]	(57,276)
Total non-current assets		(71,644)		(72,142)	[2]	(81,507)
Current assets
Amounts due from group companies		(44,878)		(50,328)	[2]	(43,882)
Current assets		(44,878)		(50,328)	[2]	(43,882)
Total assets		(116,522)		(122,470)	[2]	(125,389)
Current liabilities
Amounts due to group companies		(44,878)		(50,328)	[2]	(43,882)
Total current liabilities		(44,878)		(50,328)	[2]	(43,882)
Non-current liabilities
Amounts due to group companies		(25,937)		(27,590)	[2]	(24,231)
Pensions and post-retirement healthcare liabilities:
Total non current liabilities		(25,937)		(27,590)	[2]	(24,231)
Total liabilities		(70,815)		(77,918)	[2]	(68,113)
Shareholders' equity		(45,707)		(44,552)	[2]	(57,276)
Total equity		(45,707)		(44,552)	[2]	(57,276)
Total liabilities and equity		€ (116,522)		€ (122,470)	[2]	€ (125,389)

[1]	Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,816 milion (2018: €1,789 million), Carver Korea €1,509 million (2018: €1,534 million) and Hellmann’s €1,220 million (2018: €1,195 million).
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[3]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[4]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.
[5]	The term 'Unilever parent entities' includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.